Significant Accounting Policies - Schedule of Fixed Assets (Parenthetical) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Depreciation expense	$ 604,000	$ 402,000	$ 1,198,000	$ 578,000	$ 1,451,000	$ 606,000